Stock-Based Compensation - Schedule of Weighted-Average Assumptions Fair Value of Employee Stock Options Estimated Date of Grant Using Black-Scholes Option-Pricing Model (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term (in years)	6 years	6 years	5 years 10 months 24 days	5 years 8 months 12 days	6 years 2 months 12 days
Expected volatility%	69.70%	52.30%	68.70%	50.70%	52.40%
Risk-free interest rate%	1.30%	1.60%	1.80%	1.80%	1.20%
Expected dividend yield%	0.00%	0.00%	0.00%	0.00%	0.00%